Segment information (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of operating segments [abstract]
Schedule of Operating Segments
The following table presents key performance information of the Company’s reportable operating segments:

	Year ended
	March 31, 2024	April 2, 2023	April 3, 2022
	$	$	$
Revenue
DTC	950.7	807.3	740.4
Wholesale	312.3	373.8	348.5
Other	70.8	35.9	9.5
Total segment revenue	1,333.8	1,217.0	1,098.4

Operating income (loss)		Reclassified	Reclassified
DTC	387.1	347.4	322.9
Wholesale	114.0	131.2	121.5
Other	14.0	10.5	4.1
Total segment operating income	515.1	489.1	448.5
The following table reconciles the Company’s reportable total segment operating income to income before income taxes:

	Year ended
	March 31, 2024	April 2, 2023	April 3, 2022
	$	$	$
Total segment operating income	515.1	489.1	448.5
Corporate expenses	(390.6)	(341.5)	(289.0)
Total operating income	124.5	147.6	159.5
Net interest, finance and other costs	48.8	54.1	41.8
Income before incomes taxes	75.7	93.5	117.7
The following table summarizes depreciation and amortization in SG&A expenses of each reportable operating segment and depreciation and amortization included in corporate expenses:

	Year ended
	March 31, 2024	April 2, 2023	April 3, 2022
	$	$	$
Depreciation and amortization expense
DTC	96.5	81.6	78.1
Wholesale	3.9	3.9	2.3
Other	—	—	—
Total segment depreciation and amortization expense	100.4	85.5	80.4
Corporate expenses	15.8	14.9	8.3
Total depreciation and amortization expense	116.2	100.4	88.7

Schedule of Geographical Areas
The Company determines the geographic location of revenue based on the location of its customers.

	Year ended
	March 31, 2024	April 2, 2023	April 3, 2022
	$	$	$
Canada	246.3	241.0	213.1
United States	324.6	340.2	305.9
North America	570.9	581.2	519.0
Greater China[1]	422.2	287.3	288.8
Asia Pacific (excluding Greater China1)	84.7	66.9	38.3
Asia Pacific	506.9	354.2	327.1
EMEA[2]	256.0	281.6	252.3
Total revenue	1,333.8	1,217.0	1,098.4
1.Greater China comprises Mainland China, Hong Kong, Macau, and Taiwan.
2.EMEA comprises Europe, the Middle East, Africa, and Latin America.
The Company’s non-current, non-financial assets (comprising of property, plant and equipment, intangible assets and right-of-use assets) are geographically located as follows:

	Year ended
	March 31, 2024	April 2, 2023
	$	$
Canada	222.1	232.9
United States	140.7	111.7
North America	362.8	344.6
Greater China[1]	63.6	73.6
Asia Pacific (excluding Greater China1)	34.1	33.1
Asia Pacific	97.7	106.7
EMEA[2]	126.2	131.6
Non-current, non-financial assets	586.7	582.9
1.Greater China comprises Mainland China, Hong Kong, Macau, and Taiwan.
2.EMEA comprises Europe, the Middle East, Africa, and Latin America.